Debt	6 Months Ended
Jun. 30, 2011
Debt [Abstract]
Debt
Note 12: Debt

Total debt outstanding was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
5.0% senior, unsecured notes due December 15, 2012, net of discount, including cumulative change in fair value of hedged debt: 2011 - $1,383 increase; 2010 - $4,879 increase	$86,152	$284,843
5.125% senior, unsecured notes due October 1, 2014, net of discount, including cumulative change in fair value of hedged debt: 2011 - $499 increase	253,814	263,279
7.375% senior notes due June 1, 2015	200,000	200,000
7.0% senior notes due March 15, 2019	200,000	-
Long-term portion of debt	739,966	748,122
Amounts drawn on credit facility	13,000	7,000
Total debt	$752,966	$755,122

Discounts from par value are being amortized ratably as increases to interest expense over the term of the related debt.

All of our notes, with the exception of those due in 2012, include covenants that place restrictions on the issuance of additional debt and limitations on certain liens. The notes due in 2019 and 2015 also include limitations on our ability to issue redeemable stock and preferred stock, make loans and investments, and consolidate, merge or sell all or substantially all of our assets.

In March 2011, we issued $200.0 million of 7.0% senior notes maturing on March 15, 2019. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. We anticipate registering the notes with the Securities and Exchange Commission (SEC) via a registration statement within 340 days of March 15, 2011. Interest payments are due each March and September. The notes are fully and unconditionally guaranteed by certain of our subsidiaries and place a limitation on restricted payments, including share repurchases and increases in dividend levels. The limitation on restricted payments does not apply if the notes are upgraded to an investment-grade credit rating. At any time prior to March 15, 2014, we may on any one or more occasions redeem up to 35% of the original principal amount of the notes with the proceeds of one or more equity offerings at a redemption price of 107% of the principal amount of the notes, together with accrued and unpaid interest. At any time prior to March 15, 2015, we may also redeem some or all of the notes at a price equal to 100% of the principal amount plus accrued and unpaid interest and a make-whole premium. At any time on or after March 15, 2015, we may redeem some or all of the notes at prices ranging from 100% to 103.5% of the principal amount. If at any time we sell certain of our assets or experience specific types of changes in control, we must offer to purchase the notes at 101% of the principal amount. Proceeds from the offering, net of offering costs, were $196.6 million. These proceeds were used to retire a portion of our senior, unsecured notes due in 2012. The fair value of the notes issued in March 2011 was $202.6 million as of June 30, 2011, based on a pricing model utilizing readily observable market interest rates.

In May 2007, we issued $200.0 million of 7.375% senior notes maturing on June 1, 2015. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. These notes were subsequently registered with the SEC via a registration statement which became effective on June 29, 2007. Interest payments are due each June and December. The notes place a limitation on restricted payments, including share repurchases and increases in dividend levels. This limitation does not apply if the notes are upgraded to an investment-grade credit rating. Principal redemptions may be made at our election at any time at redemption prices ranging from 100% to 103.688% of the principal amount. If we sell certain of our assets or experience specific types of changes in control, we must offer to purchase the notes at 101% of the principal amount. Proceeds from the offering, net of offering costs, were $196.3 million. These proceeds were used on October 1, 2007 as part of our repayment of $325.0 million of unsecured notes plus accrued interest. The fair value of the notes issued in May 2007 was $205.3 million as of June 30, 2011, based on quoted prices for identical liabilities when traded as assets.

In October 2004, we issued $275.0 million of 5.125% senior, unsecured notes maturing on October 1, 2014. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. These notes were subsequently registered with the SEC via a registration statement which became effective on November 23, 2004. Interest payments are due each April and October. Proceeds from the offering, net of offering costs, were $272.3 million. These proceeds were used to repay commercial paper borrowings used for the acquisition of New England Business Service, Inc. in 2004. During the quarter ended March 31, 2011, we retired $10.0 million of these notes, realizing a pre-tax loss of $0.2 million. As of June 30, 2011, the fair value of the $253.5 million remaining notes outstanding was $254.5 million, based on quoted prices for identical liabilities when traded as assets. As discussed in Note 7, we have entered into interest rate swaps to hedge a portion of these notes. The fair value of long-term debt disclosed here does not reflect the impact of these fair value hedges. The carrying amount of long-term debt has increased $0.5 million since the inception of the interest rate swaps due to changes in the fair value of the hedged long-term debt.

In December 2002, we issued $300.0 million of 5.0% senior, unsecured notes maturing on December 15, 2012. These notes were issued under our shelf registration statement covering up to $300.0 million in medium-term notes, thereby exhausting that registration statement. Interest payments are due each June and December. Principal redemptions may be made at our election prior to the stated maturity. Proceeds from the offering, net of offering costs, were $295.7 million. These proceeds were used for general corporate purposes, including funding share repurchases, capital asset purchases and working capital. During the quarter ended March 31, 2011, we completed a tender offer and retired $195.5 million of these notes, realizing a pre-tax loss of $6.8 million. As of June 30, 2011, the fair value of the $84.8 million remaining notes outstanding was $86.5 million, based on quoted prices for identical liabilities when traded as assets. As discussed in Note 7, we have entered into interest rate swaps to hedge these notes. The fair value of long-term debt disclosed here does not reflect the impact of these fair value hedges. The carrying amount of long-term debt has increased $1.4 million since the inception of the interest rate swaps due to changes in the fair value of the hedged long-term debt.

As of June 30, 2011, we had a $200.0 million credit facility, which expires in March 2013. Borrowings under the credit facility are collateralized by substantially all personal property. Our commitment fee ranges from 0.40% to 0.50% based on our leverage ratio. The credit agreement governing the credit facility contains customary covenants regarding limits on levels of subsidiary indebtedness and capital expenditures, liens, investments, acquisitions, certain mergers, and certain asset sales outside the ordinary course of business, as well as required repayments in the event of a change in control as defined in the agreement. The agreement also contains financial covenants regarding our leverage ratio, interest coverage and liquidity.

The daily average amount outstanding under our credit facility during the six months ended June 30, 2011 was $11.8 million at a weighted-average interest rate of 3.01%. As of June 30, 2011, $13.0 million outstanding under our credit facility at a weighted-average interest rate of 3.30%. During 2010, the daily average amount outstanding under our credit facility was $50.0 million at a weighted-average interest rate of 3.20%. As of December 31, 2010, $7.0 million was outstanding at a weighted-average interest rate of 5.25%. As of June 30, 2011, amounts were available for borrowing under our credit facility as follows:

(in thousands)	Total available
Credit facility commitment	$200,000
Amounts drawn on credit facility	(13,000)
Outstanding letters of credit	(8,762)
Net available for borrowing as of June 30, 2011	$178,238

Absent certain defined events of default under our debt instruments, and as long as our ratio of earnings before interest, taxes, depreciation and amortization (EBITDA) to interest expense is in excess of two to one, our debt covenants do not restrict our ability to pay cash dividends at our current rate, although we are limited to an annual amount of $70 million under the terms of our credit facility. If our ratio of EBITDA to interest expense falls below two to one, there would also be limitations on our ability to issue additional debt.